REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
REDEEMABLE PREFERRED SHARES
REDEEMABLE NON-CONTROLLING INTERESTS

15   REDEEMABLE NON-CONTROLLING INTERESTS

In July 2020, the Company formed a joint venture (“JV”) to undertake a new data center project in Beijing (“Beijing 13” and “Beijing 14”, previously referred to as “Beijing 13” which was then split to two data center projects according to the design) with a private equity fund (“CPE Fund”) controlled by CITIC Private Equity Funds Management Co., Limited. The Company owns a 58% controlling interest in the JV, while CPE Fund owns 42%. On completion of the project and satisfaction of certain other conditions, the Company is required to acquire CPE Fund’s 42% equity interest in the JV, the consideration of which will be calculated based on the power capacity, sales contract with customers and the assets and liabilities of the JV at that time.

The non-controlling interest of JV is redeemable for cash when specified conditions are met, which are not events that are certain to occur. However, the occurrence of these conditions and therefore the Company’s redemption obligations are not solely within the control of the Company. Pursuant to ASC 480-10-S99 and the related guidance, the redeemable non-controlling interest in the JV is accounted for as temporary equity and measured at redemption value. The initial carrying amount of the redeemable non-controlling interests was the capital injection received from CPE Fund in July 2020. The change of the carrying amount of the redeemable non-controlling interests, other than the capital injection received and the net income or loss attributable to redeemable non-controlling interests, is recognized as accretion to redemption value of redeemable non-controlling interests in the consolidated statements of operations and charged against retained earnings or, in the absence of retained earnings, against additional paid-in capital.

The change in the carrying amount of redeemable non-controlling interests is as follows:

	Year ended December 31,
	2020	2021
Balance at beginning of the year	—	120,820
Capital injection from CPE Fund	105,000	208,801
Net loss attributable to redeemable non-controlling interests	(2,807)	(2,592)
Accretion to redemption value of redeemable non-controlling interests	18,627	77,644
Balance at end of the year	120,820	404,673